Warrants and Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants vested and outstanding
Warrants vested and outstanding as of December 31, 2023 are summarized as follows:

Source	Exercise Price	Remaining Term (Years)	Number of Warrants Outstanding
2015 Common Stock Warrants	1,250.00	1.32	400
2016 Common Stock Warrants to Service Providers	287.50	2.84	160
2019 Common Stock Warrants	87.50	0.89	32,000
2020 Common Stock Warrants to Placement Agent	20.00	1.58	32,668
2021 Inducement Warrants	37.50	2.57	84,667
2021 Inducement Warrants to Placement Agent	47.00	2.57	5,927
2021 Common Stock Warrants	22.50	2.75	311,113
2021 Common Stock Warrants to Placement Agent	27.50	2.75	21,778
2022 Common Stock Warrants to Service Provider	10.00	0.25	8,000
November 2019 EHT Common Stock Warrants*	72.25	0.92	34,213
December 2019 EHT Common Stock Warrants*	37.75	1.00	3,783
February 2020 EHT Common Stock Warrants*	37.25	1.11	80,694
August 2023 Convertible Note Common Stock Warrants	5.16	9.64	340,000
August 2023 PIPE Financing Common Stock Warrants	5.16	9.64	2,325,537
Total warrants outstanding as of December 31, 2023			3,280,940
*Replacement warrants issued on November 10, 2022 in conjunction with the Acquisition (see Note 3).

Schedule of input and valuation technique used to value warrant liabilities	The assumptions to value these options were as follows (see Note 8):

November 10, 2022
Dividend yield	0.00%
Volatility	76.61 - 126.45%
Risk-free interest rate	3.51 - 4.56%
Expected term (years)	0.02 - 4.83
The assumptions used to value these warrants are as follows:

November 10, 2022
Dividend yield	0.00%
Volatility	102.9-114.6%
Risk-free interest rate	4.29-4.53%
Expected term (years)	0.56-2.27
The warrants vested immediately and the fair value of $7,881,972 was determined using the Black-Scholes Merton option pricing model with the following assumptions:

August 18, 2023
Dividend yield	0.00%
Volatility factor	87.88%
Risk-free interest rate	4.26%
Expected term (years)	10.00
Underlying common stock price	$5.16
The warrants vested immediately and the fair
value of $1,144,886 was determined using the Black-Scholes Merton option pricing model with the following assumptions:

August 18, 2023
Dividend yield	0.00%
Volatility factor	87.88%
Risk-free interest rate	4.26%
Expected term (years)	10.00
Underlying common stock price	$5.16
On the date of modification, the Company revalued the warrants with a Black-Scholes valuation method using the following assumptions as of the repricing date:

November 17, 2022
Dividend yield	0.00%
Volatility factor	97.53 - 115.96%
Risk-free interest rate	4.40 - 4.67%
Expected term (years)	0.96 - 2.12
Underlying common stock price	$4.25
As of the date of grant, the Company valued the warrants with a Black-Scholes valuation method using the following assumptions:

April 1, 2022 Date of Issuance
Dividend yield	0.00%
Volatility factor	118.46%
Risk-free interest rate	1.92%
Expected term (years)	1.27
Underlying common stock price	$9.25
The warrant liability is valued at the balance sheet dates using the following assumptions:

December, 31, 2022
Dividend yield	—%
Volatility factor	140.83%
Risk-free interest rate	4.21%
Expected term (years)	1.13
Underlying common stock price	$4.00

Schedule summary of the activity of derivative liabilities
The following table summarizes the activity of the derivative liability for the period indicated:

	Year Ended December 31, 2022
	December 31, 2021 , Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Liability	Reclassification of Derivatives to Equity	December 31, 2022, Fair Value of Derivative Liabilitiy
Emerald Financing - warrant liability	59,732	—	(59,729)	—	3
Total derivative liability	$59,732	$—	$(59,729)	$—	$3